Non-controlling interest (Tables)	6 Months Ended
Jun. 30, 2013
Non-controlling interest [Abstract]
Summary of Non-controlling interest

A reconciliation of the carrying amounts of Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd is as follows:

	June 30, 2012		June 30, 2013
	(Unaudited)		(Unaudited)
	Group	Non-controlling interests	Group	Non-controlling interests
Beginning balance	1,204,118	1,111,494	-	-
Net income	1,203,701	1,111,109	-	-
Other comprehensive income	10,361	9,564	-	-
Distribution to non-controlling interest shareholders	(2,418,180)	(2,232,167)	-	-

Ending balance	-	-	-	-